Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Accounts receivable	$2,676,693	3,625,254	461,822
Less: Allowance for credit losses	(120,620)	(43,402)	(5,529)
Accounts receivable, net	$2,556,073	3,581,852	456,293

For the years ended June 30, 2025, 2024 and 2023, reversal of provision for credit losses, net and provision for credit losses, net, were HKD(77,218) (US$(9,837)), HKD101,598 and HKD(61,357), respectively.

The following table sets forth the movement of allowance for credit losses:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Beginning balance	$19,022	$120,620	$15,366
Recovery	(11,767)	(115,535)	(14,718)
Addition	113,365	38,317	4,881
Ending balance	$120,620	$43,402	$5,529